Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,285,522
Proposed Maximum Offering Price per Unit	2.19
Maximum Aggregate Offering Price	$ 5,005,293.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 691.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock"), of Black Diamond Therapeutics, Inc. (the "Registrant"), which become issuable under the Registrant's 2020 Stock Option and Incentive Plan (the "2020 Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock . Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. The amount registered represents an increase of 2,285,522 shares of Common Stock to the number of shares available for issuance under the 2020 Plan, effective January 1, 2026. Shares available for issuance under the 2020 Plan were previously registered on registration statements on Form S-8 (File No. 333-236170, File No. 333-254686, File No. 333-263648, File No. 333-270393, File No. 333-277834, and File No. 333-285596) filed with the Securities and Exchange Commission (the "Commission") on January 30, 2020, March 25, 2021, March 17, 2022, March 9, 2023, March 12, 2024, and March 6, 2025, respectively. The price of $2.19 per share, which is the average of the high and low sales prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on March 10, 2026, is set forth solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	326,364
Proposed Maximum Offering Price per Unit	1.86
Maximum Aggregate Offering Price	$ 607,037.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 83.83
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant, which become issuable under the 2020 Employee Stock Purchase Plan, as amended (the "2020 ESPP"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. The amount registered represents an increase of 326,364 shares of Common Stock to the number of shares available for issuance under the 2020 ESPP, effective January 1, 2026. Shares available for issuance under the 2020 ESPP were previously registered on registration statements on Form S-8 (File No. 333-236170, File No. 333-254686, File No. 333-263648, File No. 333-270393, File No. 333-277834, and File No. 333-285596) filed with the Commission on January 30, 2020, March 25, 2021, March 17, 2022, March 9, 2023, March 12, 2024, and March 6, 2025, respectively. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on 85% of the average of the high and low sales price of the Registrant's Common Stock , as quoted on the Nasdaq Global Select Market, on March 10, 2026. Pursuant to the 2020 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value per share of Common Stock on the first trading day of the applicable offering period or on the exercise date of the applicable offering period, whichever is less.